Disclosures on equity	12 Months Ended
Dec. 31, 2022
Disclosures on equity
Disclosures on equity

Note 19    Disclosures on equity

The detail and movements in the funds of equity accounts are shown in the consolidated statement of changes in equity.

19.1Capital management

The main object of capital management relative to the administration of the Company’s financial debt and equity is to ensure the regular conduct of operations and business continuity in the long term, with the constant intention of maintaining an adequate level of liquidity and in compliance with the financial safeguards established in the debt contracts in force. Within this framework, decisions are made in order to maximize the value of the company.

Capital management must comply with, among others, the limits contemplated in the Financing Policy approved by the Shareholders’ Meeting, which establish a maximum consolidated indebtedness level of 1.5 times the debt to equity ratio. This limit can be exceeded only if the Company’s management has first obtained express approval at an Extraordinary Shareholders’ Meeting.

The Company’s management controls capital management based on the following ratios:

	As of December 31,	As of December 31,
Capital Management	2022	2021	Description (1)	Calculation (1)
Net Financial Debt (ThUS$)	(721,980)	204,692	Financial Debt – Financial Resources	Other current Financial Liabilities + Other Non-Current Financial Liabilities– Cash and Cash Equivalents – Other Current Financial Assets – Hedging Assets, non-current
Liquidity	2.29	4.62	Current Assets divided by Current Liabilities	Total Current Assets / Total Current Liabilities
ROE	79.37%	18.41%	Profit for the year divided by Total Equity	Profit for the year / Equity
Adjusted EBITDA (ThUS$)	5,838,439	1,185,453	Adjusted EBITDA

EBITDA – Other income – Other gains (losses) - Share of Profit of associates and joint ventures accounted for using the equity method + Other expenses by function + Net impairment gains on reversal (losses) of financial assets – Finance income – Currency differences.

EBITDA (ThUS$)	5,817,605	1,140,086	EBITDA	Profit (loss) + Depreciation and Amortization Expense adjustments + Finance Costs + Income Tax
ROA	78.61%	21.29%	Adjusted EBITDA – Depreciation divided by Total Assets net of financial resources less related parties’ investments	(Gross Profit – Administrative Expenses)/ (Total Assets – Cash and Cash Equivalents – Other Current Financial Assets – Other Non-Current Financial Assets – Equity accounted Investments) (LTM)
Indebtedness	(0.15)	0.06	Net Financial Debt on Equity	Net Financial Debt / Total Equity

The Company’s capital requirements change according to variables such as: working capital needs, new investment financing and dividends, among others. The SQM Group manages its capital structure and makes adjustments bases on the predominant economic conditions so as to mitigate the risks associated with adverse market conditions and take advantage of the opportunities there may be to improve the liquidity position of the SQM Group.

There have been no changes in the capital management objectives or policy within the years reported in this document, no breaches of external requirements of capital imposed have been recorded. There are no contractual capital investment commitments.

19.2Operational restrictions and financial limits

Bond issuance contracts in the local market require the Company to maintain a Total Borrowing Ratio no higher than 1 for Series H, Series O and Series Q bonds, calculated over the last consecutive 12 months.

Capital management must ensure that the Borrowing Ratio remains below 1.0, with respect to the Series H, Series O and Series Q bonds. This ratio was redefined at the Bondholders’ Meeting held in September 2020, as the result of dividing Net Financial Debt by the company’s Total Equity. Previously it had been defined as Total Liabilities divided by Equity, and the limit for this ratio was 1.44, with a prepayment option for bondholders if this ratio rose above 1.2. As of December 31, 2022 and 2021 this ratio was (0.15).

The financial restrictions with respect to the bonds issued by the Company for the periods ended December 31, 2022 and 2021 are as follows.

Financial restrictions (member)
	Financial	Financial	Financial	Financial
	restrictions	restrictions	restrictions	restrictions
As of December 31, 2022	(member)	(member)	(member)	(member)
Instrument with restriction	Bonds	Bonds	Bonds	Bank loans
Reporting party or subsidiary restriction
Creditor	Bondholders	Bondholders	Bondholders	Scotiabank
Registration number	H	Q	O	PB 70M
Name of financial indicator or ratio (See definition in Note 20.1)	NFD/Equity	NFD/Equity	NFD/Equity	NFD/Equity
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than 1.00	Must be less than 1.00	Must be less than 1.00	Must be less than 1.00
Indicator or ratio determined by the company	-0.15	-0.15	-0.15	-0.15
Fulfilled YES/NO	yes	yes	yes	yes

Financial restrictions (member)
	Financial	Financial	Financial	Financial
	restrictions	restrictions	restrictions	restrictions
As of December 31, 2021	(member)	(member)	(member)	(member)
Instrument with restriction	Bonds	Bonds	Bonds	Bank loans
Reporting party or subsidiary restriction
Creditor	Bondholders	Bondholders	Bondholders	Scotiabank
Registration number	H	Q	O	PB 70M
Name of financial indicator or ratio (See definition in Note 20.1)	NFD/Equity	NFD/Equity	NFD/Equity	NFD/Equity
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than 1.00	Must be less than 1.00	Must be less than 1.00	Must be less than 1.00
Indicator or ratio determined by the company	0.06	0.06	0.06	0.06
Fulfilled YES/NO	yes	yes	yes	yes

Bond issuance contracts in foreign markets require that the Company does not merge, or dispose of, or encumber all or a significant portion of its assets, unless all of the following conditions are met: (i) the legal successor is an entity constituted under the laws of Chile or the United States, which assumes all the obligations of the Company in a supplemental indenture, (ii) immediately after the merger or disposal or encumbrance there is no default by the issuer, and (iii) the issuer has provided a legal opinion indicating that the merger or disposal or encumbrance and the supplemental indenture comply with the requirements of the original indenture.

The Company is also committed to provide quarterly financial information.

The Company and its subsidiaries are complying with all the aforementioned limitations, restrictions and obligations.

19.3Disclosures on share capital

Issued share capital is divided into Series A shares and Series B shares. All such shares are nominative, have no par value and are fully issued, subscribed and paid.

Series B shares may not exceed 50% of the total issued, subscribed and paid-in shares of the Company and have a limited voting right, in that all of them can only elect one director of the Company, regardless of their equity interest and preferences:

(a)	require the calling of an Ordinary or Extraordinary Shareholders’ Meeting when so requested by Series B shareholders representing at least 5% of the issued shares thereof; and
(b)	require the calling of an extraordinary meeting of the board of directors, without the president being able to qualify the need for such a request, when so requested by the director who has been elected by the shareholders of said Series B.

The limitation and preferences of Series B shares have a duration of 50 consecutive and continuous years as of June 3, 1993.

The Series A shares have the preference of being able to exclude the director elected by the Series B shareholders in the voting process in which the president of the board of directors and of the Company must be elected and which follows the one in which the tie that allows such exclusion resulted.

The preference of the Series A shares will have a term of 50 consecutive and continuous years as of June 3, 1993. The form of the titles of the shares, their issuance, exchange, disablement, loss, replacement, assignment and other circumstances thereof shall be governed by the provisions of Law No, 18,046 and its regulations.

At December 31, 2022, the Group hold 648 Series A shares treasury shares.

Detail of capital classes in shares:

As of December 31, 2022, the Company has placed share issues in the market as described in note 1.6:

	As of December 31, 2022		As of December 31, 2021		As of December 31, 2020
Type of capital in preferred shares	Series A	Series B	Series A	Series B	Series A	Series B
Description of type of capital in shares
Number of authorized shares	142,819,552	142,818,904	142,819,552	142,818,904	142,819,552	120,376,972
Number of fully subscribed and paid shares	142,819,552	142,818,904	142,819,552	142,818,904	142,819,552	120,376,972
Number of subscribed, partially paid shares	—	—	—	—	—	—
Increase (decrease) in the number of current shares	—	—	—	—	—	—
Number of outstanding shares	142,818,904	142,818,904	142,818,904	142,818,904	142,819,552	120,376,972
Number of shares owned by the Company or its subsidiaries or associates	648	—	648	—	—	—
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares	—	—	—	—	—	—
Capital amount in shares ThUS$	134,750	1,442,893	134,750	1,442,893	134,750	342,636
Total number of subscribed shares	142,819,552	142,818,904	142,819,552	142,818,904	142,819,552	120,376,972

19.4Disclosures on reserves in Equity and non-controlling interests

As of December 31, 2022, 2021 and 2020, this caption comprises the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
Disclosures on reserves in equity	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Reserve for currency exchange conversion (1)	(8,042)	(7,913)	(11,569)
Reserve for cash flow hedges (2)	(14,575)	(34,025)	4,491
Reserve for gains and losses from financial assets measured at fair value through other comprehensive income (3)	(10,973)	(11,146)	6,872
Reserve for actuarial gains or losses in defined benefit plans (4)	(9,198)	(4,174)	(8,680)
Other reserves	11,663	13,103	16,318
Total	(31,125)	(44,155)	7,432
(1)	This balance reflects retained earnings for changes in the exchange rate when converting the financial statements of subsidiaries whose functional currency is different from the US dollar.
(2)	The Company maintains, as hedge instruments, financial derivatives related to obligations with the public issued in UF and Chilean pesos, Changes from the fair value of derivatives designated and classified as hedges are recognized under this classification.
(3)	This caption includes the fair value of equity investments that are not held for trading and that the group has irrevocably opted to recognize in this category upon initial recognition. In the event that such equity instruments are fully or partially disposed of, the proportional accumulated effect of accumulated fair value will be transferred to retained earnings.
(4)	This caption reflects the effects of changes in actuarial assumptions, mainly changes in the discount rate.

Movements in other reserves and changes in interest were as follows:

	Foreign					Reserve for gains (losses)
	currency					from financial assets
	translation			Reserve for actuarial gains		measured at fair value
	difference	Reserve for cash flow		and losses from defined		through other		Other
	(1)	hedges		benefit plans		comprehensive income		reserves	Total reserves
	Before	Before		Before	Deferred	Before	Deferred	Before		Deferred	Total
Movements	taxes	taxes	Tax	taxes	taxes	Taxes	taxes	taxes	Reserves	taxes	reserves
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2020	(25,745)	9,879	(2,683)	(11,482)	1,992	392	(662)	14,086	(12,870)	(1,353)	(14,223)
Movement of reserves	(404)	(461)	1,001	955	(145)	9,784	(2,642)	2,537	9,166	(1,786)	7,380
Reclassification adjustments	14,580	(3,245)	—	—	—	—	—	(305)	14,275	—	14,275
Closing balance as of December 31, 2020	(11,569)	6,173	(1,682)	(10,527)	1,847	10,176	(3,304)	16,318	10,571	(3,139)	7,432
Movement of reserves	4,046	(66,051)	14,246	4,648	(142)	(12,072)	3,818	134	(56,006)	17,922	(38,084)
Reclassification adjustments	(390)	13,289	—	—	—	—	—	(3,349)	(3,739)	—	(3,739)
Reclassification to retained earnings	—	—	—	—	—	(13,375)	3,611	—	(13,375)	3,611	(9,764)
Closing balance as of December 31, 2021	(7,913)	(46,589)	12,564	(5,879)	1,705	(15,271)	4,125	13,103	(62,549)	18,394	(44,155)
Movement of reserves	(129)	36,079	(7,172)	(6,276)	1,252	190	(17)	(985)	28,879	(5,937)	22,942
Reclassification adjustments	—	(9,457)	—	—	—	—	—	(455)	(9,912)	—	(9,912)
Reclassification to retained earnings	—	—	—	—	—	—	—	—	—	—	—
Closing balance as of December 31, 2022	(8,042)	(19,967)	5,392	(12,155)	2,957	(15,081)	4,108	11,663	(43,582)	12,457	(31,125)
(1)	See details on reserves for foreign currency translation differences on conversion in Note 23, letter b).

Other reserves

This caption corresponds to the legal reserves reported in the stand-alone financial statements of the subsidiaries and associates that are mentioned below and that have been recognized in SQM’s equity through the application of the equity method.

	As of	As of	As of
	December 31,	December 31,	December 31,
Subsidiary – Associate	2022	2021	2020
	ThUS$	ThUS$	ThUS$
SQM Iberian S.A.	9,464	9,464	9,464
SQM Europe NV	1,957	1,957	1,957
Soquimich European holding B.V.	828	828	828
Abu Dhabi Fertilizer Industries WWL	—	455	455
Kore Potash PLC	—	—	3,414
Soquimich Comercial S.A.	(401)	—	—
SQM Vitas Fzco.	85	(38)	(244)
Pavoni & C. Spa	7	7	—
SQM Iberian S.A.	(1,677)	(1,677)	(1,677)
Orcoma Estudios SPA	2,121	2,121	2,121
SQM Industrial S.A.	—	707	—
Others	(721)	(721)	—
Total Other reserves	11,663	13,103	16,318

Non-controlling interests

	% of interests in the	Profit (loss) attributable to non-controlling interests for the year ended		Equity, non-controlling interests for the year ended		Dividends paid to non-controlling interests for the year ended
	ownership held by non-	As of	As of	As of	As of	As of	As of
Subsidiary	controlling interests	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Potasio S.A.	0.0000001%	—	—	—	—	—	—
Ajay SQM Chile S.A.	4900000%	2,415	769	8,986	8,382	1,812	577
Soquimich Comercial S.A.	3936168%	5,558	5,926	26,383	26,665	5,558	11,831
Comercial Agrorama Ltda.	3000000%	—	56	—	(596)	—	—
SQM Indonesia S.A.	2000000%	—	—	—	—	—	—
SQM Thailand Limited	0.00200%	—	—	—	—	—	—
Total		7,973	6,751	35,369	34,451	7,370	12,408

19.5Dividend policies

As required by Article 79 of the Chilean Companies Act, unless otherwise decided by unanimous vote of the holders of issued and subscribed shares, a publicly traded corporation must annually distribute a cash dividend to its shareholders, prorated based on their shares or the proportion established in the company’s bylaws if there are preferred shares, with at least 30% of our consolidated profit for each year.

Dividend policy for commercial year 2022

Company’s dividend policy for the 2022 business year was agreed upon by the Board of Directors on April 26, 2022. On that occasion, the following was decided:

(a)	Distribute and pay to the corresponding shareholders, a percentage of the net income that shall be determined per the following financial parameters as a final dividend:
(i)

100% of the profit for 2022 if all the following financial parameters are met: (a) “all current assets” divided by “all current liabilities” is equal to or greater than 2.5 times, and (b) the sum of “all current liabilities” and “all non-current liabilities”, less “cash equivalents”, less “other current financial assets”, all of the above divided by “total equity” in equal or less than 0.8 times.

(ii)

80% of the profit for 2022 if all the following financial parameters are met: (a) “all current assets” divided by “all current liabilities” is equal to or greater than 2.0 times, and (b) the sum of “all current liabilities” and “all non-current liabilities”, less “cash equivalents”, less “other current financial assets”, all of the above divided by “total equity” in equal or less than 0.9 times.

(iii)

60% of the profit for 2022 if all the following financial parameters are met: (a) “all current assets” divided by “all current liabilities” is equal to or greater than 1.5 times, and (b) the sum of “all current liabilities” and “all non-current liabilities”, less “cash equivalents”, less “other current financial assets”, all of the above divided by “total equity” in equal or less than 1.0 times.

(iv)	If none of the foregoing financial parameters are met, the Company shall distribute and pay, as a final dividend, and in favor of the respective shareholders, 50% of the 2022 net income.
(b)	Distribute and pay in 2022 interim dividends, which will be charged to the aforementioned final dividend.
(c)	The amount of the provisional dividends may be higher or lower, provided that, based on the information available to the Board of Directors on the date when their distribution is agreed to, this will not have a negative or material effect on the Company's ability to carry out its investments, meet its obligations, and in general to comply with the investment and financing policy approved by the Ordinary Shareholders’ Meeting.
(d)	At the ordinary meeting to be held in 2023, the Company's Board of Directors will propose a final dividend in line with the percentage corresponding to the financial parameters outlined in (a) above, discounting the provisional dividends previously distributed in 2022.
(e)	Any remaining amount from the net profits from 2022 can be retained and used to finance the Company’s own operations or one or more of its investment projects, notwithstanding a possible distribution of dividends charged to accumulated profit that might be approved by the shareholders’ meeting or the possible future capitalization of all or part of it.
(f)	The payment of additional dividends is not being considered.

It must be expressly stated that this dividends policy details the intention of the Company’s Board of Directors and its fulfillment depends on the actual profits obtained, as well as on the results indicated by the projections the Company makes from time to time or on the existence of particular conditions, as appropriate. In any case, if the dividend policy set forth by the Board of Directors should undergo any substantial change, the Company must communicate it as a material event.

19.6Interim and provisional dividends

On April 26, 2022, the Board of Directors agreed to pay a final dividend equivalent to US$ 0.09691 per share which the Company must pay to reach the amount of US$2.04964 for the final dividend as per the Policy. This final dividend already considers the first interim dividend of US$ 0.23797 per share, the second interim dividend of US$ 0.31439 per share, and the eventual dividend of US$ 1.40037 per share that were paid in 2021.

On May 18, 2022, the Board agreed to pay an interim dividend equal to US$ 2.78716 per share against the company’s 2022 profits. This quantity will be paid in its Chilean peso equivalent at the Observed US Dollar rate published in the Official Gazette on June 6, 2022.

On August 17, 2022, the Board agreed to pay an interim divided equal to US$ 1.84914 per share, charged against the Company’s profits from 2022. That amount will be paid in its Chilean peso equivalent at the Observed US Dollar rate published in the Official Gazette on October 3, 2022

On November 21, 2022, the Board of Directors agreed to pay an interim dividend equivalent to US$ 3.08056 per share charged to the Company's 2022 fiscal year profits. This amount will be paid in pesos, the national currency based on the observed US dollar value published in the Official Gazette on December 12, 2022.

19.7Potential and provisional dividends

Dividends discounted from equity from January to December 2022 and 2021 were the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
Dividends	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Interim dividend	2,204,229	157,774	44,986
Special dividend	—	399,998	100,000
Dividends payable	—	27,681	4,369
Owners of the Parent	2,204,229	585,453	149,355
Special dividend	—	5,904	5,904
Dividends according to policy	7,369	6,504	4,214
Non-controlling interests	7,369	12,408	10,118
Dividends discounted from equity for the period	2,211,598	597,861	159,473